UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James  Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end:   9/30

Date of reporting period:  12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares				Value
	INVESTMENTS - 71.3%
	UNAFFILIATED TRADING COMPANIES - 3.1%
535	ISAM Systematic Program Class ISAM (a,b) *			$ 79,583
57,678	Winton Diversified Trading Program Class WNTN (a,b) *			11,334,331
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $9,884,883)			11,413,914
Principal Amount ($)			Maturity
	STRUCTURED NOTE - 5.2%
78,000	Barclays Bank PLC Linked Note (a,b) *		1/28/2015	19,159,973
	(Cost - $7,800,000)
		Yield
	BONDS & NOTES - 63.0%
	AEROSPACE / DEFENSE - 0.1%
250,000	Boeing Co.	3.7500%	11/20/2016	263,125
78,000	Boeing Co.	6.8750	3/15/2039	113,717
95,000	TransDigm, Inc.	6.0000	7/15/2022	94,762
				471,604
	AGRICULTURE - 0.1%
230,000	Altria Group, Inc.	2.8500	8/9/2022	223,490

	AIRLINES - 0.2%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.	8.3750	5/10/2020	206,000
200,000	Gol LuxCo SA (c)	8.8750	1/24/2022	188,000
330,000	Southwest Airlines Co.	5.1250	3/1/2017	353,506
				747,506
	AUTO MANUFACTURERS - 0.2%
150,000	Daimler Finance North America LLC. (c)	1.4500	8/1/2016	150,698
175,000	Ford Motor Co.	7.4500	7/16/2031	237,579
235,000	Toyota Motor Credit Corp.	1.7500	5/22/2017	237,557
				625,834
	AUTO PARTS & EQUIPMENT - 0.1%
65,000	American Axle & Manufacturing, Inc.	6.6250	10/15/2022	68,900
35,000	Dana Holding Corp.	5.5000	12/15/2024	35,350
101,000	Delphi Automotive Systems Corp.	4.1500	3/15/2024	104,402
85,000	Goodyear Tire & Rubber Co.	7.0000	5/15/2022	91,800
				300,452
	BANKS - 3.7%
300,000	Agromercantil Senior Trust (c)	6.2500	4/10/2019	303,750
400,000	Agromercantil Senior Trust	6.2500	4/10/2019	405,000
100,000	Australia & New Zealand Banking Group Ltd. (c)	3.2500	3/1/2016	102,996
150,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	169,052
200,000	Banco Davivienda SA	2.9500	1/29/2018	196,000
200,000	Banco de Bogota SA	5.3750	2/19/2023	200,000
300,000	Banco de Chile	6.2500	6/15/2016	319,389
200,000	Banco de Costa Rica	5.2500	8/12/2018	201,500
100,000	Banco de Credito del Peru (c)	2.7500	1/9/2018	99,500
200,000	Banco de Credito del Peru/Panama	5.3750	9/16/2020	216,000
300,000	Banco do Brasil SA/Cayman (c,d)	9.0000	Perpetual	279,000
500,000	Banco GNB Sudameris SA	3.8750	5/2/2018	484,750
200,000	Banco GNB Sudameris SA	7.5000	7/30/2022	211,000
400,000	Banco Internacional del Peru SAA	5.7500	10/7/2020	436,000

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	BANKS - 3.7% (continued)
200,000	Banco Internacional del Peru SAA (d)	8.5000%	4/23/2070	$ 221,750
150,000	Banco Mercantil del Norte SA (d)	6.8620	10/13/2021	157,875
200,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	198,500
200,000	Banco Nacional de Costa Rica	6.2500	11/1/2023	198,860
350,000	Banco Regional SAECA	8.1250	1/24/2019	373,675
200,000	Banco Santander Chile (d)	1.8308	1/19/2016	200,500
400,000	Banco Santander Mexico SA (d)	5.9500	1/30/2024	416,000
250,000	Bancolombia SA	6.1250	7/26/2020	262,500
410,000	Bank of America Corp.	2.0000	1/11/2018	409,688
150,000	Bank of Montreal	1.3000	7/15/2016	150,842
170,000	Bank of Montreal	1.4000	9/11/2017	169,817
50,000	Bank of Montreal	2.3750	1/25/2019	50,481
230,000	Bank of Nova Scotia	2.5500	1/12/2017	235,874
100,000	BB&T Corp.	3.2000	3/15/2016	102,302
145,000	BB&T Corp.	2.1500	3/22/2017	147,093
120,000	BB&T Corp.	2.4500	1/15/2020	119,511
200,000	BBVA Banco Continental SA	3.2500	4/8/2018	202,126
500,000	BBVA Bancomer SA/Grand Cayman (d)	6.0080	5/17/2022	511,150
200,000	BBVA Bancomer SA/Texas (c,d)	5.3500	11/12/2029	198,000
255,000	Citigroup, Inc.	1.3500	3/10/2017	253,667
175,000	Citigroup, Inc.	1.7500	5/1/2018	172,953
400,000	Corpbanca SA	3.1250	1/15/2018	397,500
250,000	CorpGroup Banking SA	6.7500	3/15/2023	246,384
400,000	DBS Bank Ltd. (d)	0.8400	7/15/2021	397,000
400,000	DBS Bank Ltd. (d)	3.6250	9/21/2022	411,988
200,000	Global Bank Corp.	4.7500	10/5/2017	204,500
200,000	Global Bank Corp. (c)	5.1250	10/30/2019	203,500
210,000	Goldman Sachs Group, Inc.	5.7500	10/1/2016	225,338
100,000	Goldman Sachs Group, Inc.	5.7500	1/24/2022	115,679
235,000	JPMorgan Chase & Co.	3.1500	7/5/2016	241,565
245,000	JPMorgan Chase & Co.	3.6250	5/13/2024	250,783
150,000	Korea Development Bank	4.3750	8/10/2015	153,123
200,000	Korea Development Bank	3.2500	3/9/2016	204,712
75,000	Morgan Stanley	1.7500	2/25/2016	75,407
175,000	Morgan Stanley	1.8750	1/5/2018	174,359
115,000	Morgan Stanley	3.7500	2/25/2023	117,969
200,000	National Australia Bank Ltd. (c)	3.0000	7/27/2016	206,219
300,000	Oversea-Chinese Banking (d)	4.0000	10/15/2024	307,179
210,000	PNC Funding Corp.	2.7000	9/19/2016	215,661
100,000	PNC Funding Corp.	3.3000	3/8/2022	102,842
400,000	United Overseas Bank Ltd. (d)	3.7500	9/19/2024	408,380
260,000	Wells Fargo & Co.	2.1000	5/8/2017	264,407
50,000	Wells Fargo & Co.	3.5000	3/8/2022	52,196
165,000	Wells Fargo & Co.	4.6000	4/1/2021	183,589
185,000	Westpac Banking Corp.	2.0000	8/14/2017	187,445
				13,724,826
	BEVERAGES - 0.2%
150,000	Ajecorp BV	6.5000	5/14/2022	126,375
260,000	Anheuser-Bush InBev Worldwide, Inc.	1.3750	7/15/2017	259,769
300,000	Central American Bottling Corp.	6.7500	2/9/2022	317,250
120,000	Coca-Cola Co.	1.8000	9/1/2016	122,001
				825,395

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	BIOTECHNOLOGY - 0.1%
200,000	Amgen, Inc.	2.1250%	5/15/2017	$ 202,624
175,000	Gilead Sciences, Inc.	3.0500	12/1/2016	181,589
				384,213
	BUILDING MATERIALS - 0.3%
200,000	Cemex SAB de CV (c)	5.7000	1/11/2025	194,000
200,000	Cemex SAB de CV (d)	4.9806	10/15/2018	205,680
400,000	Grupo Cementos de Chihuahua SAB de CV	8.1250	2/8/2020	424,000
90,000	Louisiana-Pacific Corp.	7.5000	6/1/2020	94,725
				918,405

	CHEMICALS - 0.5%
130,000	Albemarle Corp.	4.1500	12/1/2024	132,081
65,000	Ashland, Inc.	4.7500	8/15/2022	65,000
225,000	Dow Chemical Co.	2.5000	2/15/2016	228,928
125,000	Dow Chemical Co.	3.0000	11/15/2022	122,133
350,000	Ecolab, Inc.	3.0000	12/8/2016	361,383
200,000	Grupo Idesa SA de CV	7.8750	12/18/2020	205,000
75,000	Hexion US Finance Corp.	6.6250	4/15/2020	73,500
200,000	LPG International, Inc.	7.2500	12/20/2015	209,000
200,000	Mexichem SAB de CV (c)	5.8750	9/17/2044	189,000
200,000	Sociedad Quimica y Minera de Chile SA	6.1250	4/15/2016	208,979
				1,795,004
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 7.7%
579,317	Fannie Mae REMICS 2005-2 S (d,e)	6.4305	2/25/2035	109,554
875,937	Fannie Mae REMICS 2006-119 PS (d,e)	6.5305	12/25/2036	147,218
1,197,035	Fannie Mae REMICS 2006-126 CS (d,e)	6.5305	1/25/2037	208,834
1,071,102	Fannie Mae REMICS 2006-99 AS (d,e)	6.4105	10/25/2036	219,731
792,941	Fannie Mae REMICS 2009-41 ZA (e)	4.5000	6/25/2039	841,935
1,013,367	Fannie Mae REMICS 2009-98 DZ (e)	4.5000	12/25/2039	1,077,868
607,319	Fannie Mae REMICS 2010-115 SE (d,e)	5.8305	10/25/2040	119,027
432,107	Fannie Mae REMICS 2010-134 CS (d,e)	6.5105	12/25/2025	68,399
432,107	Fannie Mae REMICS 2010-134 SE (d,e)	6.4805	12/25/2025	64,038
550,325	Fannie Mae REMICS 2010-142 SC (d,e)	6.4305	12/25/2040	121,146
190,200	Fannie Mae REMICS 2010-57 DP (e)	4.0000	8/25/2039	196,062
611,998	Fannie Mae REMICS 2010-76 ZK (e)	4.5000	7/25/2040	682,078
468,469	Fannie Mae REMICS 2011-111 EZ (e)	5.0000	11/25/2041	525,696
268,623	Fannie Mae REMICS 2011-18 UZ (e)	4.0000	3/25/2041	276,238
557,000	Fannie Mae REMICS 2011-74 KL (e)	5.0000	6/25/2040	612,110
1,372,579	Fannie Mae REMICS 2011-93 ES (d,e)	6.3305	9/25/2041	281,007
429,344	Fannie Mae REMICS 2013-6 ZH (e)	1.5000	2/25/2043	350,616
1,522,873	Fannie Mae REMICS 2013-74 YS (d,e)	5.7458	7/25/2043	1,285,805
344,243	Fannie Mae REMICS 2013-115 NS (d,e)	11.5480	11/25/2043	359,343
816,754	Fannie Mae REMICS 2013-122 DS (d,e)	5.1966	7/25/2043	718,303
1,955,417	Fannie Mae REMICS 2014-73 PS (d,e)	6.0305	11/25/2044	390,288
813,100	Freddie Mac REMICS 2663 ZP (e)	5.0000	8/15/2033	887,105
279,275	Freddie Mac REMICS 2909 Z (d,e)	5.0000	12/15/2034	302,931
487,403	Freddie Mac REMICS 3257 SI (d,e)	6.1592	12/15/2036	88,637
1,891,053	Freddie Mac REMICS 3404 SA (d,e)	5.8392	1/15/2038	289,195
1,593,430	Freddie Mac REMICS 3753 SB (d,e)	5.8392	11/15/2040	291,733
689,661	Freddie Mac REMICS 3770 SE (d,e)	6.3392	11/15/2040	92,424
3,003,070	Freddie Mac REMICS 3792 SP (d,e)	9.5383	1/15/2041	3,095,215

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS (continued)
	U.S. GOVERNMENT AGENCY - 7.7%
403,796	Freddie Mac REMICS 3818 JA (e)	4.5000%	1/15/2040	$ 420,974
937,139	Freddie Mac REMICS 3926 FS (d,e)	6.4192	9/15/2041	199,842
556,890	Freddie Mac REMICS 3957 DZ (e)	3.5000	11/15/2041	546,445
359,670	Freddie Mac REMICS 3957 HZ (e)	4.0000	11/15/2041	379,696
2,211,186	Freddie Mac REMICS 3984 DS (d,e)	5.7892	1/15/2042	335,699
960,769	Freddie Mac REMICS 4229 MS (d,e)	7.4186	7/15/2043	938,424
5,288,853	Freddie Mac REMICS 4255 GS (d,e)	5.9892	9/15/2043	1,028,272
401,098	Freddie Mac REMICS 4259 GS (d,e)	11.5712	10/15/2043	413,951
38,585	Freddie Mac REMICS 4259 SJ (d,e)	11.5712	10/15/2043	38,852
1,618,169	Freddie Mac REMICS 4291 MS (d,e)	5.7392	1/15/2054	265,344
5,317,521	Freddie Mac REMICS 4314 MS (d,e)	5.9392	7/15/2043	938,941
1,958,207	Freddie Mac REMICS 4391 MA (e)	3.0000	7/15/2040	2,018,020
3,000,000	Freddie Mac REMICS 4407 PS (d,e)	5.4392	6/15/2044	547,913
5,061,799	Government National Mortgage Association 2011-69 SC (d)	5.2146	5/20/2041	653,290
4,171,608	Government National Mortgage Association 2013-102 BS (d)	5.9846	3/20/2043	761,411
2,081,518	Government National Mortgage Association 2013-119 TZ	3.0000	8/20/2043	1,862,090
781,037	Government National Mortgage Association 2013-120 GS (d)	5.2015	8/20/2043	732,428
802,804	Government National Mortgage Association 2013-148 DS (d)	5.5190	10/16/2043	129,647
3,456,522	Government National Mortgage Association 2013-186 SG (d)	6.0890	2/16/2043	601,383
2,472,162	Government National Mortgage Association 2013-188 MS (d)	5.3890	12/16/2043	382,606
5,103,602	Government National Mortgage Association 2014-58 SG (d)	5.4390	4/16/2044	759,250
1,750,386	Government National Mortgage Association 2014-95 CS (d)	6.0890	6/16/2044	311,175
2,980,164	Government National Mortgage Association 2014-156 PS (d)	6.0846	10/20/2044	623,016
				28,591,205
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 18.3%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.1495	6/25/2035	445,863
813,701	Alternative Loan Trust 2004-28CB 1A1	5.5000	1/25/2035	839,383
1,684,639	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	1,461,438
1,442,246	Alternative Loan Trust 2006-8T1 1A4	6.0000	4/25/2036	1,204,032
451,566	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	364,531
1,328,557	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	1,290,518
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (c,d)	5.6500	3/25/2058	1,667,710
413,657	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	387,238
2,415,368	Bank of America Funding 2007-1 TA3B Trust (f)	5.9426	1/25/2037	1,934,084
433,832	Bank of America Funding 2012-R4 A Trust (c,d)	0.4313	3/4/2039	427,070
1,390,599	Bank of America Mortgage 2007-1 Trust 2007-1 2A17	6.0000	1/25/2037	1,327,754
350,760	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	353,032
1,220,610	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (d)	2.4661	2/20/2035	1,198,498
6,299,731	CHL Mortgage Pass-Through Trust 2007-11 A12	6.0000	8/25/2037	5,523,371
1,207,759	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	1,153,248
1,080,252	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	1,045,300
4,387,134	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	3,970,462
117,263	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	117,311
175,424	Citicorp Mortgage Securities Trust Series 2007-6 1A5	6.0000	7/25/2037	176,529
704,577	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	711,492
344,475	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3	5.2500	9/25/2035	336,425
837,753	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	739,105
531,200	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	520,671
800,662	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	717,709
42,956	CSMC Series 2009-13R 2A1 (c)	6.0000	1/26/2037	43,349

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 18.3% (continued)
918,253	CSMC Series 2010-4R 3A17 (c,d)	7.3926%	6/26/2037	$ 873,056
1,000,000	CSMC Series 2011-5R 6A9 (c,d)	2.6404	11/27/2037	924,020
1,000,000	CSMC Series 2011-12R 3A5 (c,d)	2.1763	7/27/2036	908,078
794,791	CSMC Trust 2013-3R 1A1 (c,d)	1.2853	4/27/2035	732,790
396,662	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	2.2659	5/25/2035	332,530
336,524	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	342,364
846,645	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)	2.5087	11/25/2035	793,988
2,140,247	GSR Mortgage Loan Trust 2006-2F 3A4	6.0000	2/25/2036	1,823,912
2,250,232	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	2.7884	1/25/2036	2,048,463
1,362,907	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	1,303,187
792,125	HomeBanc Mortgage Trust 2005-3 A1 (d)	0.4095	7/25/2035	725,792
1,216,428	Impac Secured Assets Trust 2006-5 1A1C (d)	0.4395	2/25/2037	942,507
117,400	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	116,618
1,093,377	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	989,029
127,719	Jp Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)	3.5000	7/26/2036	129,286
71,547	Jp Morgan Resecuritization Trust Series 2011-2 6A11 (c,d)	5.5000	12/26/2035	71,210
819,099	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	677,480
813,252	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	804,021
783,336	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)	2.5643	4/25/2036	730,854
66,317	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	67,687
1,106,224	Morgan Stanley Mortgage Loan Trust 2006-2 7A1 (d)	5.5672	2/25/2036	1,067,057
346,032	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.3548	6/25/2036	293,387
1,578,237	Morgan Stanley Mortgage Loan Trust 2006-8AR 5A2 (d)	2.1802	6/25/2036	1,571,664
680,847	Morgan Stanley Mortgage Loan Trust 2006-11 2A2	6.0000	8/25/2036	560,719
2,037,062	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	1,929,804
2,068,264	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-1 1A1A (f)	5.9950	3/25/2047	1,573,581
403,041	Opteum Mortgage Acceptance Corp. Asset Backed Pass - Through Certificates 2005-5 2AN (d)	5.6750	12/25/2035	418,388
415,428	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	367,307
530,187	RALI Series 2006-QA1 A21 Trust (d)	3.7624	1/25/2036	423,859
523,581	RALI Series 2006-QS10 A9 Trust	6.5000	8/25/2036	453,524
961,196	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	782,721
725,396	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	600,722
627,445	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	504,028
511,023	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	451,317
721,612	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	635,690
841,937	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	603,813
654,139	Residential Asset Securitization Trust 2007-A3 1A1 (d)	0.6195	4/25/2037	367,279
85,602	Residential Asset Securitization Trust 2007-A3 1A2 (d)	45.0838	4/25/2037	186,337
84,058	RFMSI Series 2003-S16 A1 Trust	4.7500	9/25/2018	84,655
396,739	RFMSI Series 2006-S3 A7 Trust	5.5000	3/25/2036	360,743
681,844	RFMSI Series 2006-S7 A3 Trust	6.2500	8/25/2036	616,820
269,455	RFMSI Series 2006-S7 A7 Trust	6.2500	8/25/2036	243,758
1,241,655	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	1,135,419
438,999	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	393,348
1,199,208	RFMSI Series 2007-S6 1A11 Trust	6.0000	6/25/2037	1,051,780
152,037	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.0906	6/25/2034	179,798
1,372,595	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 2A1 Trust (d)	2.3737	12/25/2035	1,256,967
2,367,430	Washington Mutual Mortage Pass-Through Certificates WMALT Series 2007-2 1A2 Trust	6.0000	4/25/2037	2,020,897
1,458,750	Wells Fargo Alternative Loan 2007-PA3 1A4 Trust	5.7500	7/25/2037	1,319,711
851,564	Wells Fargo Alternative Loan 2007-PA3 3A1 Trust	6.2500	7/25/2037	770,893
856,677	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust	5.7500	3/25/2036	870,316

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 18.3% (continued)
235,140	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust	6.0000%	9/25/2037	$ 243,224
487,739	Wells Fargo Mortgage Backed Securities 2007-3 1A4 Trust	6.0000	4/25/2037	483,812
509,987	Wells Fargo Mortgage Backed Securities 2007-7 A38 Trust	6.0000	6/25/2037	516,127
				67,632,460
	COMMERCIAL MBS - 5.6%
50,000	Bank of America Commercial Mortgage Trust 2006-4 AM	5.6750	7/10/2046	53,255
250,000	Bank of America Commercial Mortgage Trust 2006-5 AM	5.4480	9/10/2047	261,935
350,000	Bank of America Commercial Mortgage Trust 2006-6 AM	5.3900	10/10/2045	371,877
125,000	Bank of America Commercial Mortgage Trust 2007-2 AM (d)	5.6216	4/10/2049	135,063
125,000	Bank of America Commercial Mortgage Trust 2007-4 AM (d)	5.8207	2/10/2051	135,929
56,914	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8 A4	4.6740	6/11/2041	57,175
100,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 AJ (d)	5.0050	2/13/2042	100,661
76,151	Boca Hotel Portfolio Trust 2013 BOCA A (c,d)	1.3108	8/15/2026	76,147
250,000	Boca Hotel Portfolio Trust 2013 BOCA D (c,d)	3.2108	8/15/2026	249,849
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)	5.7707	3/15/2049	52,799
250,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.1416	12/10/2049	273,559
971,004	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.2102	9/10/2045	97,452
4,711,000	Citigroup Commercial Mortgage Trust 2014-GC25 XA (c,d)	1.1049	10/10/2047	383,442
300,000	COMM 2006-C7 AM Mortgage Trust (d)	5.7808	6/10/2046	316,893
239,711	COMM 2013-FL3 RRI2 Mortgage Trust (c,d)	4.4110	10/13/2028	238,476
200,000	COMM 2014-CCRE15 D Mortgage Trust (c,d)	4.7672	2/10/2047	196,175
125,000	COMM 2014-CCRE19 C Mortgage Trust (d)	4.7210	8/10/2047	130,880
3,737,262	COMM 2014-CCRE19 XA Mortgage Trust (d)	1.3190	8/10/2047	300,372
100,000	COMM 2014-CCRE20 C Mortgage Trust (d)	4.5084	11/10/2047	101,621
350,000	COMM 2014-KYO E Mortgage Trust (c,d)	2.5090	6/11/2027	347,944
250,000	COMM 2014-KYO F Mortgage Trust (c,d)	3.6590	6/11/2027	249,065
563,625	COMM 2014-USB4 E Mortgage Trust (c)	3.7500	8/10/2047	400,794
644,150	COMM 2014-USB4 F Mortgage Trust (c)	3.7500	8/10/2047	306,339
1,207,795	COMM 2014-USB4 G Mortgage Trust (c)	3.7500	8/10/2047	553,839
1,947,801	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)	2.1724	10/15/2045	216,956
265,000	Commercial Mortgage Trust 2007-CD4 AMFX (d)	5.3660	12/11/2049	274,819
125,000	Commercial Mortgage Trust 2007-GG11 AM (d)	5.8670	12/10/2049	135,482
250,000	Commercial Mortgage Trust 2007-GG9 AM	5.4750	3/10/2039	261,941
250,000	Commercial Mortgage Trust 2007-GG9 AMFX	5.4750	3/10/2039	264,020
500,000	Commercial Mortgage Trust 2014-BXCH B (c,d)	2.0000	12/15/2027	500,163
125,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1 C (d)	5.4670	2/15/2039	127,765
350,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3 AM (d)	5.8061	6/15/2038	369,405
825,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4 AM	5.5090	9/15/2039	872,500
200,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM	5.3430	12/15/2039	212,326
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C2 AM (d)	5.6070	1/15/2049	267,642
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AM (d)	5.8981	9/15/2039	270,508
32,465	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (c,d)	6.7500	11/15/2030	33,568
263,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C2 AMFX	4.8770	4/15/2037	263,666
550,000	Credit Suisse First Boston Mortgage Securities Corp. 2007-TFLA G (c,d)	0.5308	2/15/2022	547,677
250,000	CSMC Series 2009-RR2 IQB (c,d)	5.6945	4/16/2049	264,100
250,000	GS Mortgage Securities Trust 2006-GG6 AJ (c)	5.5221	4/10/2038	256,933
300,000	GS Mortgage Securities Trust 2006-GG8 AJ	5.6220	11/10/2039	307,701
125,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CIBC 12 (d)	4.9710	9/12/2037	118,558
1,392,792	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.5344	5/15/2045	10,341
247,065	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	256,361
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	265,694

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	COMMERCIAL MBS - 5.6% (continued)
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LPD12 AM (d)	6.0110%	2/15/2051	$ 136,186
952,103	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)	1.9086	5/15/2045	85,081
2,365,132	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	2.1239	10/15/2045	238,450
805,797	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)	1.7568	6/15/2045	62,966
115,813	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3 D (c,d)	2.5110	4/15/2028	115,623
200,000	JP Morgan Chase Commercial Mortgage Series Trust 2014-DSTY A (c)	3.4289	6/10/2027	205,870
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/13/2049	183,408
190,130	JPMBB Commercial Mortgage Securities Trust 2014-C23 C (d)	4.4607	9/15/2047	195,775
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)	4.4270	1/15/2048	116,459
948,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)	1.1895	1/15/2048	71,054
250,000	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	5.9035	7/15/2044	273,035
250,000	LB-UBS Commercial Mortgage Trust 2005-C2 AJ (d)	5.2050	4/15/2030	251,829
100,000	LB-UBS Commercial Mortgage Trust 2005-C3 AM	4.7940	7/15/2040	101,069
250,000	LB-UBS Commercial Mortgage Trust 2005-C7 AJ (d)	5.3230	11/15/2040	256,447
250,000	LB-UBS Commercial Mortgage Trust 2006-C7 AM (c,d)	5.3780	11/15/2038	264,937
2,269,759	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.6505	11/15/2038	23,853
1,891,466	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.6505	11/15/2038	19,877
350,000	LB-UBS Commercial Mortgage Trust 2007-C2 AM (d)	5.4930	2/15/2040	368,873
250,000	Merrill Lynch Mortgage Trust 2005-CIP1 (d)	5.1070	7/12/2038	254,223
250,000	Merrill Lynch Mortgage Trust 2005-CKI1 AJ (d)	5.2879	11/12/2037	256,785
225,000	Merrill Lynch Mortgage Trust 2006-C1 AM (d)	5.6771	5/12/2039	226,107
250,000	ML-CFC Commercial Mortgage Trust 2006-1 AJ (d)	5.5657	2/12/2039	258,168
125,000	ML-CFC Commercial Mortgage Trust 2007-5 AM	5.4190	8/12/2048	131,233
966,916	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.8559	8/15/2045	79,695
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C	4.4893	10/15/2047	125,539
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.0000	12/15/2047	120,421
237,245	Morgan Stanley Capital I, Inc. 2006-XLF J (c,d)	0.5910	7/15/2019	234,786
250,000	Morgan Stanley Capital I Trust 2005-HQ7 AJ (d)	5.2061	11/14/2042	255,733
600,000	Morgan Stanley Capital I Trust 2005-IQ10 AJ (d)	5.1850	9/15/2042	611,780
250,000	Morgan Stanley Capital I Trust 2005-T19 AJ (d)	4.9850	6/12/2047	253,593
100,000	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)	5.5080	2/12/2044	103,396
125,000	Morgan Stanley Capital I Trust 2007-IQ13 AM	5.4060	3/15/2044	133,042
350,000	Morgan Stanley Capital I Trust 2007-IQ16 AM (d)	6.0834	12/12/2049	384,566
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)	6.0794	12/12/2049	490,324
943,911	Morgan Stanley Capital I Trust 2011-C1 XA (c.d)	0.9058	9/15/2047	14,889
255,000	RBS Greenwich Capital Mortgage Loan Trust 2010-MB1 C (c,d)	5.1367	4/15/2024	256,657
1,922,811	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.1317	8/10/2049	211,096
125,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320	10/15/2048	127,791
125,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)	5.4130	12/15/2043	127,366
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)	0.3620	12/15/2043	287,303
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AM (d)	5.5910	4/15/2047	373,538
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	5.9412	2/15/2051	272,381
114,000	Wells Fargo Commercial Mortgage Trust 2014-LC18 B	3.9590	12/15/2047	116,861
1,437,866	WF-RBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.2143	11/15/2045	161,137
968,280	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	2.2014	8/15/2045	99,448
5,625,000	WFRBS Commercial Mortgage Trust 2014-C24 XA (d)	0.9938	11/15/2045	391,747
				20,820,064
	COMMERCIAL SERVICES - 0.1%
75,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.5000	4/1/2023	76,500
275,180	ENA Norte Trust	4.9500	4/25/2023	283,436
70,000	Service Corp. International/US	5.3750	1/15/2022	71,750
85,000	United Rentals North America, Inc.	7.6250	4/15/2022	93,457
				525,143

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield		Maturity	Value
	COMPUTERS - 0.0%
250,000	Hewlett-Packard Co.	3.3000%		12/9/2016	$ 258,181

	COSMETICS / PERSONAL CARE - 0.1%
210,000	Procter & Gamble Co.	0.7500		11/4/2016	209,697
80,000	Revlon Consumer Products Corp.	5.7500		2/15/2021	80,000
					289,697
	DISTRIBUTION / WHOLESALE - 0.0%
90,000	HD Supply, Inc	7.5000		7/15/2020	94,275

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
200,000	American Express Credit Corp.	1.3000		7/29/2016	200,871
90,000	American Express Credit Corp.	2.1250		3/18/2019	89,887
130,000	American Express Credit Corp.	2.2500		8/15/2019	130,021
150,000	Bantrab Senior Trust	9.0000		11/14/2020	158,348
300,000	Cementos Progreso Trust	7.1250		11/6/2023	324,600
200,000	Corp Financiera de Desarrollo SA	3.2500		7/15/2019	200,000
200,000	Corp Financiera de Desarrollo SA (c)	3.2500		7/15/2019	200,500
200,000	Fondo MIVIVIENDA SA	3.3750		4/2/2019	200,000
435,000	General Electric Capital Corp.	2.9000		1/9/2017	450,151
190,000	General Motors Financial Co., Inc.	3.0000		9/25/2017	192,143
250,000	Guanay Finance Ltd.	6.0000		9/15/2020	261,563
105,000	Icahn Enterprises LP	4.8750		3/15/2019	104,737
200,000	Magnesita Finance Ltd.	8.6250		Perpetual	190,750
250,000	National Rural Utilities Cooperative Finance Corp.	1.1000		1/27/2017	249,160
188,000	National Rural Utilities Cooperative Finance Corp.	10.3750		11/1/2018	244,913
188,273	Peru Enhanced Pass-Through Finance Ltd.	3.0800	**	5/31/2018	179,268
115,000	Synchrony Financial	3.0000		8/15/2019	116,258
200,000	Tanner Servicios Financieros SA	4.3750		3/13/2018	201,077
200,000	Unifin Financiera SAPI de CV SOFOM ENR	6.2500		7/22/2019	182,000
					3,876,247
	ELECTRIC - 0.6%
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd.	9.5000		11/12/2020	215,800
200,000	AES El Salvador Trust II	6.7500		3/28/2023	188,200
120,000	Berkshire Hathaway Energy Co.	6.5000		9/15/2037	157,055
210,000	Duke Energy Corp.	1.6250		8/15/2017	210,140
100,000	Duke Energy Progress, Inc.	4.1500		12/1/2044	106,300
200,000	Empresa de Energia de Bogota SA ESP	6.1250		11/10/2021	212,040
200,000	Empresas Publicas de Medellin ESP	7.6250		7/29/2019	235,000
200,000	Isreal Electric Corp LTD	5.0000		11/12/2024	201,500
200,000	Mexico Generadora de Energia S de rl	5.5000		12/6/2032	196,000
245,000	Southern Co.	1.9500		9/1/2016	248,067
213,000	Southern Power Co.	4.8750		7/15/2015	217,617
					2,187,719
	ELECTRONICS - 0.1%
70,000	Arrow Electronics, Inc.	3.3750		11/1/2015	71,262
175,000	Thermo Fisher Scientific, Inc.	3.3000		2/15/2022	175,289
					246,551
	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Aeropuertos Dominicanos Siglo XXI SA (f)	9.7500		11/13/2019	193,000
300,000	OAS Financial Ltd. (c,d)	8.8750		Perpetual	93,000
95,000	SBA Communicaitons Corp Class A	5.6250		10/1/2019	97,138
					383,138

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	ENTERTAINMENT - 0.0%
40,000	Cinemark USA, Inc.	7.3750%	6/15/2021	$ 42,600
35,000	Regal Entertainment Group Class A	5.7500	3/15/2022	33,425
70,000	Scientific Games International, Inc. (c)	7.0000	1/1/2022	70,875
				146,900
	ENVIRONMENTAL CONTROL - 0.1%
225,000	Waste Management, Inc.	2.6000	9/1/2016	230,169
100,000	Waste Management, Inc.	6.1250	11/30/2039	129,444
				359,613
	FOOD - 1.1%
250,000	Corp Azucarera del Peru SA	6.3750	8/2/2022	220,000
100,000	Corp Pesquera Inca SAC (c)	9.0000	2/10/2017	99,000
300,000	Cosan Overseas Ltd.	8.2500	Perpetual	301,500
225,000	General Mills, Inc.	5.7000	2/15/2017	245,812
200,000	JBS Investments GmbH	7.7500	10/28/2020	207,100
200,000	JBS Investments GmbH	7.2500	4/3/2024	196,500
175,000	Kellogg Co.	1.7500	5/17/2017	175,915
60,000	Kellogg Co.	7.4500	4/1/2031	80,853
265,000	Kroger Co.	2.2000	1/15/2017	269,213
145,000	Kroger Co.	3.4000	4/15/2022	147,612
400,000	Marfrig Holding Europe BV (c)	6.8750	6/24/2019	372,000
200,000	Marfrig Holding Europe BV	6.8750	6/24/2019	186,500
200,000	Minerva Luxembourg SA	7.7500	1/31/2023	196,000
200,000	Minerva Luxembourg SA (d)	8.7500	Perpetual	193,000
215,000	Mondelez International, Inc.	4.1250	2/9/2016	222,988
200,000	Pesquera Exalmar S.A.A. (c)	7.3750	1/31/2020	160,000
200,000	Pesquera Exalmar S.A.A.	7.3750	1/31/2020	160,000
70,000	Post Holdings, Inc.	7.3750	2/15/2022	70,000
200,000	Raizen Energy Finance Ltd.	7.0000	2/1/2017	210,108
150,000	Sigma Alimentos SA de CV	5.6250	4/14/2018	162,750
215,000	Tyson Foods, Inc.	3.9500	8/15/2024	222,250
				4,099,101
	FOREIGN GOVERNMENT - 0.1%
200,000	Banco Nacional de Desenvolvimento Economico e Social	6.3690	6/16/2018	213,200
160,000	Mexico Government International Bond	4.0000	10/2/2023	166,000
				379,200
	FOREST PRODUCTS & PAPER - 0.2%
200,000	Celulosa Arauco y Constitucion SA	7.2500	7/29/2019	234,106
245,000	Georgia-Pacific LLC	3.6000	3/1/2025	246,046
350,000	Inversiones CMPC SA	4.7500	1/19/2018	368,358
				848,510
	GAS - 0.0%
25,000	Southern Star Central Corp. (c)	5.1250	7/15/2022	25,125

	HAND / MACHINE TOOLS - 0.0%
70,000	Milacron LLC/Mcron Finance Corp. (c)	7.7500	2/15/2021	71,400

	HEALTHCARE - PRODUCTS - 0.2%
80,000	Alere, Inc.	6.5000	6/15/2020	80,000
65,000	Biomet, Inc.	6.5000	8/1/2020	69,550
140,000	Covidien International Finance SA	2.9500	6/15/2023	137,388
225,000	Covidien International Finance SA	6.0000	10/15/2017	251,795
				538,733

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	HEALTHCARE - SERVICES - 0.2%
218,000	Anthem, Inc.	1.8750%	1/15/2018	$ 217,938
117,000	Anthem, Inc.	2.3000	7/15/2018	117,648
105,000	HCA, Inc.	4.2500	10/15/2019	106,575
35,000	Kindred Escrow Corp. II (c)	8.0000	1/15/2020	37,187
90,000	LifePoint Hospitals Inc.	5.5000	12/1/2021	92,025
70,000	Select Medical Corp.	6.3750	6/1/2021	71,050
				642,423
	HOLDING COMPANIES - DIVERSIFIED - 0.1%
200,000	InRetail Shopping Malls	6.5000	7/9/2021	209,000

	HOME BUILDERS - 0.0%
90,000	WCI Communities, Inc.	6.8750	8/15/2021	89,663

	HOME EQUITY ABS - 1.6%
10,090	ACE Securities Corp.\Home Equity Loan Trust Series 2006-NC1 A2C (d)	0.3695	12/25/2035	10,075
972,716	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	975,855
1,475,883	GSAA Home Equity Trust 2005-11 3A4 (d)	0.4195	10/25/2035	1,463,618
3,704,415	GSAA Home Equity Trust 2006-18 AF6 (f)	5.6816	11/25/2036	2,141,156
393,738	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	347,044
254,896	GSAA Trust 2005-7 AF2 (d)	4.4760	5/25/2035	258,757
531,302	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	0.8745	3/25/2035	529,598
102,932	RASC Series 2005-KS4 M1 Trust (d)	0.7845	5/25/2035	103,010
				5,829,113
	HOUSEHOLD PRODUCTS / WARES - 0.0%
70,000	Spectrum Brands Escrow Corp.	6.7500	3/15/2020	73,150

	INSURANCE - 0.3%
175,000	Berkshire Hathaway, Inc.	0.9500	8/15/2016	175,576
75,000	Berkshire Hathaway, Inc.	2.2000	8/15/2016	76,563
175,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	213,996
225,000	MetLife, Inc.	4.1250	8/13/2042	225,341
250,000	Metropolitan Life Global Funding I (c)	1.5000	1/10/2018	248,442
130,000	TIAA Asset Management Finance Co. LLC (c)	2.9500	11/1/2019	130,252
				1,070,170
	INTERNET - 0.2%
250,000	Alibaba Group Holdings Ltd. (c)	1.6250	11/28/2017	248,867
200,000	Alibaba Group Holdings Ltd. (c)	3.6000	11/28/2024	198,369
105,000	Amazon.com, Inc.	3.8000	12/5/2024	107,575
250,000	eBay, Inc.	1.3500	7/15/2017	248,085
				802,896
	INVESTMENT COMPANIES - 0.1%
200,000	Grupo Aval Ltd.	5.2500	2/1/2017	209,000
300,000	GrupoSura Finance SA	5.7000	5/18/2021	316,500
				525,500
	IRON / STEEL - 0.1%
120,000	Glencore Funding LLC (c)	3.1250	4/29/2019	120,288
95,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)	6.3750	5/1/2022	92,625
70,000	Steel Dynamics, Inc. (c)	5.1250	10/1/2021	71,313
200,000	Vale Overseas Ltd.	4.6250	9/15/2020	202,089
				486,315
	LEISURE TIME - 0.1%
15,000	NCL Corp. Ltd.	5.0000	2/15/2018	15,000
80,000	NCL Corp. Ltd. (c)	5.2500	11/15/2019	80,600
95,000	Viking Cruises Ltd. (c)	8.5000	10/15/2022	102,838
				198,438

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	LODGING - 0.1%
90,000	MGM Resorts International	6.6250%	12/15/2021	$ 94,500
35,000	Station Casinos LLC	7.7500	3/1/2021	35,875
120,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.7500	8/15/2020	127,828
				258,203
	MACHINERY - CONSTRUCTION & MINING - 0.1%
225,000	Caterpillar Financial Services Corp.	1.0000	3/3/2017	224,394
200,000	Ferreycorp SAA	4.8750	4/26/2020	195,000
65,000	Terex Corp.	6.0000	5/15/2021	66,300
				485,694
	MACHINERY - DIVERSIFIED - 0.1%
232,000	John Deere Capital Corp.	1.4000	3/15/2017	232,631
60,000	Manitowoc Co., Inc.	8.5000	11/1/2020	64,800
				297,431
	MEDIA - 0.8%
145,000	21st Century Fox America, Inc. (c)	4.7500	9/15/2044	158,452
80,000	CCO Holdings, LLC. / CCO Holdings Capital Corp.	5.2500	9/30/2022	79,800
25,000	CCOH Safari LLC	5.5000	12/1/2022	25,375
200,000	Columbus International Inc.	7.3750	3/30/2021	208,000
195,000	Comcast Corp.	6.5000	1/15/2017	215,320
100,000	Comcast Corp.	4.2000	8/15/2034	104,565
200,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.4000	3/15/2017	203,774
120,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.9500	1/15/2025	120,944
95,000	Gannett Co., Inc. (c)	4.8750	9/15/2021	94,287
200,000	Globo Comunicacao e Participacoes S.A. (f)	5.3070	5/11/2022	211,100
300,000	Globo Comunicacao e Participacoes S.A. (f)	6.2500	Perpetual	309,900
65,000	Gray Television, Inc.	7.5000	10/1/2020	66,950
200,000	Grupo Televisa SAB	6.0000	5/15/2018	222,341
250,000	Thomson Reuters Corp.	1.3000	2/23/2017	248,821
300,000	TV Azteca SAB de CV	7.6250	9/18/2020	312,000
250,000	VTR Finance BV	6.8750	1/15/2024	255,625
				2,837,254
	MINING - 0.3%
500,000	Cia Minera Ares SAC	7.7500	1/23/2021	498,750
80,000	Freeport-McMoRan Copper & Gold Inc.	3.1000	3/15/2020	77,819
200,000	Southern Copper Corp.	6.7500	4/16/2040	209,800
200,000	Vedanta Resources PLC	6.0000	1/31/2019	196,000
300,000	Vedanta Resources PLC (c)	7.1250	5/31/2023	276,765
				1,259,134
	MISCELLANEOUS MANUFACTURING - 0.1%
95,000	Gates Global LLC / Gates Global Co. (c)	6.0000	7/15/2022	90,982
90,000	Illinois Tool Works, Inc.	3.3750	9/15/2021	94,998
				185,980
	MULTI - NATIONAL - 0.2%
200,000	Banco Latinoamericano de Comercio Exterior SA	3.7500	4/4/2017	206,000
440,000	Corp Andina de Fomento	3.7500	1/15/2016	451,017
				657,017
	OFFICE / BUSINESS EQUIPMENT - 0.1%
85,000	CDW LLC / CDW Finance Corp.	6.0000	8/15/2022	87,763
325,000	Xerox Corp.	2.9500	3/15/2017	333,940
				421,703
	OIL & GAS - 1.2%
160,000	BP Capital Markets PLC	1.8460	5/5/2017	161,314
75,000	BP Capital Markets PLC	2.5000	11/6/2022	69,880
200,000	CNPC General Capital Ltd. (c,d)	1.3320	5/14/2017	200,318

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	OIL & GAS - 1.2% (continued)
60,000	ConocoPhillips	6.5000%	2/1/2039	$ 79,719
235,000	ConocoPhillips	1.0500	12/15/2017	231,995
300,000	Delek & Avner Tamar Bond Ltd. (c)	3.8390	12/30/2018	305,809
125,000	Devon Energy Corp.	6.3000	1/15/2019	142,674
15,000	Devon Energy Corp.	4.0000	7/15/2021	15,510
200,000	Ecopetrol SA	4.1250	1/16/2025	190,000
100,000	Ecopetrol SA	5.8750	5/28/2045	93,136
45,000	Energy XXI Gulf Coast, Inc.	7.5000	12/15/2021	24,300
55,000	Energy XXI Gulf Coast, Inc.	9.2500	12/15/2017	35,750
75,000	EP Energy LLC / Everest Acquisition Finance, Inc.	9.3750	5/1/2020	75,750
80,000	Memorial Production Partners LP / Memorial Proudction Finance Corp. (c)	6.8750	8/1/2022	60,800
80,000	Oasis Petroleum, Inc.	7.2500	2/1/2019	76,400
150,000	Pacific Rubiales Energy Corp.	5.1250	3/28/2023	118,125
250,000	Pacific Rubiales Energy Corp. (c)	5.1250	3/28/2023	196,875
350,000	Pacific Rubiales Energy Corp.	5.3750	1/26/2019	301,525
200,000	Pacific Rubiales Energy Corp. (c)	5.3750	1/26/2019	172,300
350,000	Petrobras Global Finance BV (d)	1.8519	5/20/2016	331,625
50,000	Petroleos Mexicanos (d)	2.2508	7/18/2018	50,550
196,000	Petroleos Mexicanos	6.6250	6/15/2035	226,380
175,000	Phillips 66	2.9500	5/1/2017	180,737
75,000	Phillips 66	5.8750	5/1/2042	86,370
185,820	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.2980	9/30/2020	199,292
250,000	Reliance Holding USA Inc.	4.5000	10/19/2020	261,569
90,000	Sanchez Energy Corp. (c)	6.1250	1/15/2023	75,600
90,000	Seven Generations Energy Ltd. (c)	8.2500	5/15/2020	86,400
200,000	Sinopec Group Overseas Development 2014 Ltd. (c,d)	1.1491	4/10/2019	200,165
45,000	Triangle USA Petroleum Corp. (c)	6.7500	7/15/2022	29,700
70,000	Ultra Petroleum Corp. (c)	5.7500	12/15/2018	64,575
				4,345,143
	OIL & GAS SERVICES - 0.0%
123,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.1500	11/15/2020	133,144

	OTHER ABS - 7.5%
750,000	Anchorage Capital CLO 4 Ltd. 2014-4A A1A (c,d)	1.7324	7/28/2026	743,696
113,895	Apidos CDO III Ltd. 2006-3A A1 (c,d)	0.4999	6/12/2020	113,673
300,000	Apidos CLO XVI 2013-16A1 (c,d)	1.6808	1/19/2025	296,831
125,000	Apidos CLO XVII 2014-17A X (c,d)	1.2281	4/17/2026	124,957
250,000	Apidos CLO XVIII 2014-18A C (c,d)	3.8841	7/22/2026	236,932
250,000	Apidos CLO XVIII 2014-18 D (c,d)	5.4341	7/22/2026	226,033
441,133	Ares IIR/IVR CLO Ltd. 2007-3RA A2 (c,d)	0.4491	4/16/2021	436,693
453,734	Ares XII CLO Ltd. 2007-12A A (c,d)	0.8629	11/25/2020	452,106
250,000	Ares XXIX CLO Ltd. 2014-1A D (c,d)	5.0281	4/17/2026	220,460
1,257,842	Atrium V 5A A2A (c,d)	0.4519	7/20/2020	1,251,537
250,000	Avery Point IV CLO Ltd. 2014-1A D (c,d)	3.7336	4/25/2026	236,625
515,382	Babson CLO, Inc. 2007- 1A A2A (c,d)	0.4458	1/18/2021	513,082
343,588	Babson CLO, Inc. 2007- 1X A2A (d)	0.4458	1/18/2021	341,523
102,570	Babson CLO Ltd. 2005-3A A (c,d)	0.4816	11/10/2019	102,336
250,000	Babson CLO Ltd. 2013-IA A (c,d)	1.3308	4/20/2025	245,887
500,000	Babson CLO Ltd. 2014-3A X (c,d)	1.2316	1/15/2026	499,996
250,000	Baker Street Funding CLO 2005-1A B (c,d)	0.6906	12/15/2018	245,761
340,818	Bear Stearns Asset Backed Securities Trust 2007-2 A1 (d)	0.3595	1/25/2047	339,684
250,000	Birchwood Park CLO Ltd. 2014-1A C2 (c,d)	3.3841	7/15/2026	247,878
222,239	Black Diamond CLO 2005-1A AI Delaware Corp. (c,d)	0.5171	6/20/2017	222,116
448,340	BlackRock Senior Income Series IV 2006-4A A(c,d)	0.4708	4/20/2019	446,553
416,468	BlueMountain CLO Ltd. 2005-1A A2 (c,d)	0.6021	11/15/2017	416,349

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	OTHER ABS - 7.5% (continued)
622,155	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T (c,d)	0.4906%	10/23/2021	$ 612,445
396,044	Carlyle High Yield Partners IX Ltd. 2006-9A A1 (c,d)	0.4799	8/1/2021	390,990
302,212	Carlyle High Yield Partners VIII Ltd. (c,d)	0.4711	5/21/2021	300,122
387,522	CENT CDO XI Ltd. 2006-11A A1 (c,d)	0.4936	4/25/2019	383,998
500,000	CENT CLO LP 2013-20A Class C (c,d)	3.2336	1/25/2026	485,272
1,686,529	Citigroup Mortgage Loan Trust 2007-WFH2 (d)	0.3495	3/25/2037	1,644,695
500,000	ColumbusNova CLO Ltd. 2006-IA D (c,d)	1.7808	7/18/2018	490,251
154,090	ColumbusNova CLO Ltd. 2007-1A A1 (c,d)	0.4821	5/16/2019	153,293
269,753	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)	4.5424	4/25/2036	273,649
119,064	Duane Street CLO III Ltd. 2006-3A A1 (c,d)	0.4800	1/11/2021	118,745
51,065	Eaton Vance CDO IX Ltd. 2007 9A A2 (c,d)	0.4608	4/20/2019	51,001
683,206	Eaton Vance CDO VII Ltd. 2006-8A A (c,d)	0.4821	8/15/2022	678,312
500,000	Eaton Vance CDO VII Ltd. 2006-8A B (c,d)	0.8821	8/15/2022	477,267
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)	2.9806	7/15/2025	242,067
209,121	Fairway Loan Funding Co. 2006-1A A2L (c,d)	0.5981	10/17/2018	209,110
250,000	Flatiron CLO Ltd. 2014-1A B (c,d)	3.0856	7/17/2026	241,968
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)	3.5356	7/17/2026	233,874
238,531	Four Corners CLO III Ltd. (c,d)	0.4821	7/22/2020	327,160
253,753	Franklin CLO V Ltd. 5A A2 (c,d)	0.5006	6/15/2018	253,105
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A C (c,d)	2.9324	8/1/2025	236,766
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)	4.0324	8/1/2025	235,917
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A A1 (c,d)	1.7899	4/18/2026	296,530
250,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A C (c,d)	3.2308	4/18/2026	240,247
200,877	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A2 (d)	0.2795	11/25/2036	197,973
93,085	Jersey Street CLO Ltd. 2006-1A A (c,d)	0.4808	10/20/2018	93,021
242,942	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)	0.2795	5/25/2037	236,232
375,043	KKR Financial CLO 2007-1A A (c,d)	0.5821	5/15/2021	372,921
500,000	LCM VI Ltd. 6A C (c,d)	1.0356	5/28/2019	485,365
500,000	LCM XII LP 12A A (c,d)	1.7008	10/19/2022	497,540
250,000	LCM XV 15A A (c,d)	1.7329	8/25/2024	248,490
250,000	LCM XV LP 15A C (c,d)	3.3329	8/25/2024	246,165
500,000	LCM XVI LP 16A A (c,d)	1.7577	7/15/2026	497,233
250,000	Madison Park Funding XIII Ltd. 2014-13 A D (c,d)	3.5808	1/19/2025	234,567
250,000	Marea CLO Ltd. 2012-1A E (c,d)	6.3306	10/16/2023	241,607
129,985	Morgan Stanley Capital I, Inc. Trust 2006-NC2 A2C (d)	0.3495	2/25/2036	129,459
116,295	Mountain Captial Clo VI Ltd. 2007-6A A (c,d)	0.4686	4/25/2019	116,075
463,079	Mountain View CLO II Ltd. 2006-2A A1 (c,d)	0.4800	1/12/2021	459,553
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)	1.3536	6/2/2025	244,775
520,121	NYLIM Flatiron CLO 2006-1A A1 Ltd. (c,d)	0.4716	8/8/2020	517,477
250,000	Ocean Trails CLO IV 2013-4A A (c,d)	1.5332	8/13/2025	246,339
250,000	OCP CLO Ltd. 2012-2A A2 (c,d)	1.7129	11/22/2023	248,849
249,871	OHA Intrepid Leveraged Loan Fund Ltd. 2011-1AR AR (c,d)	1.1508	4/20/2021	249,492
416,198	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)	1.5729	11/4/2038	402,880
252,815	Pacifica CDO VI Corp. 2006-6A A1A (c,d)	0.4721	8/15/2021	251,273
549,005	Race Point III CLO Ltd. 2006-3 A (c,d)	0.4906	4/15/2020	547,546
794,842	RAMP Series 2006-RS4 A3 Trust (d)	0.3395	7/25/2036	775,974
208,675	RASC Series 2007-KS2 AI2 Trust (d)	0.2895	2/25/2037	205,056
500,000	Regatta V Funding Ltd. 2014-1A A1A (c,d)	1.7926	10/25/2026	498,128
240,663	Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS 1A3 (f)	5.0000	3/25/2035	243,046
500,000	Symphony CLO XV Ltd. 2014-15A X (c,d)	1.2030	10/17/2026	499,852
213,939	Trimaran CLO VI Ltd. 2006-2A A1L (c,d)	0.4824	11/1/2018	213,875
250,000	Venture XVII CLO Ltd. 2014-17A A (c,d)	1.7106	7/15/2026	247,634
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)	2.3306	7/15/2026	244,162
38,671	Vitesse CLO Ltd. 2006-1A A1L (c,d)	0.4821	8/17/2020	38,579
500,000	Washington Mill CLO Ltd. 2014-1A A1 (c,d)	1.7308	4/20/2026	495,438

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	OTHER ABS - 7.5% (continued)
442,465	Westwood CDO I Ltd. 2006-X A1 (d)	0.4946%	3/25/2021	$ 439,543
389,368	Westwood CDO II Ltd. 2007-2A A1 (c,d)	0.4536	4/25/2022	387,188
250,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)	1.7336	7/25/2026	247,006
				27,837,805
	PACKAGING & CONTAINERS - 0.4%
95,000	Berry Plastics Corp.	5.5000	5/15/2022	96,425
105,000	Plastipak Holdings, Inc. (c)	6.5000	10/1/2021	104,475
1,100,000	Reynolds Group Issuer, Inc.	9.0000	4/15/2019	1,138,500
				1,339,400
	PHARMACEUTICALS - 0.3%
200,000	Express Scripts Holding Co.	2.6500	2/15/2017	204,499
40,000	Express Scripts Holding Co.	1.2500	6/2/2017	39,585
247,000	McKesson Corp.	1.2920	3/10/2017	245,738
250,000	Mylan, Inc.	1.8000	6/24/2016	251,508
60,000	Mylan, Inc.	2.6000	6/24/2018	60,789
105,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	102,276
				904,395
	PIPELINES - 0.3%
105,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.	4.7500	11/15/2021	99,750
185,000	Kinder Morgan Energy Partners LP	6.0000	2/1/2017	199,843
70,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	80,789
200,000	Oleoducto Central SA	4.0000	5/7/2021	191,500
245,000	ONEOK Partners LP	3.2500	2/1/2016	249,906
100,000	Tesoro Logistics LP (c)	6.2500	10/15/2022	99,750
140,000	TransCanada Pipelines Ltd.	4.6250	3/1/2034	142,033
				1,063,571
	REITS - 0.2%
115,000	Boston Properties LP	4.1250	5/15/2021	122,409
220,000	ERP Operating LP	5.7500	6/15/2017	242,177
145,000	ERP Operating LP	4.5000	7/1/2044	151,118
200,000	Simon Property Group LP	2.1500	9/15/2017	203,391
25,000	Simon Property Group LP	4.1250	12/1/2021	27,195
75,000	Simon Property Group LP	4.3750	3/1/2021	82,354
				828,644
	RETAIL - 0.2%
35,000	Asbury Automotive Group, Inc. (c)	6.0000	12/15/2024	35,613
200,000	Grupo Elektra SAB DE CV	7.2500	8/6/2018	202,000
60,000	Sally Holdings LLC / Sally Capital, Inc.	5.7500	6/1/2022	62,850
265,000	Walgreens Boots Alliance, Inc.	1.7500	11/17/2017	265,656
105,000	Walgreens Boots Alliance, Inc.	4.8000	11/18/2044	110,709
100,000	Wal-Mart Stores, Inc.	0.6000	4/11/2016	99,953
50,000	Wal-Mart Stores, Inc.	5.3750	4/5/2017	54,665
				831,446
	SOFTWARE - 0.1%
55,000	Activision Blizzard, Inc. (c)	5.6250	9/15/2021	57,750
70,000	Audatex North America, Inc. (c)	6.0000	6/15/2021	72,100
375,000	Oracle Corp.	2.3750	1/15/2019	381,489
				511,339
	STUDENT LOAN ABS - 0.3%
1,284,371	Access Group Inc. 2007-A B (d)	0.7829	2/25/2037	1,129,788

	TELECOMMUNICATIONS - 1.0%
185,000	AT&T, Inc.	1.7000	6/1/2017	185,734
100,000	B Communications Ltd. (c)	7.3750	2/15/2021	105,750
350,000	British Telecommunications PLC	5.9500	1/15/2018	390,316
300,000	Comcel Trust via Comunicaciones Celulares SA	6.8750	2/6/2024	314,250

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal Amount ($)		Yield	Maturity	Value
	TELECOMMUNICATIONS - 1.0% (continued)
75,000	CommScope, Inc. (c)	5.0000%	6/15/2021	$ 73,875
200,000	Digicel Group Ltd.	7.1250	4/1/2022	186,000
400,000	Digicel Ltd.	7.0000	2/15/2020	397,600
200,000	ENTEL Chile SA	4.7500	8/1/2026	198,362
70,000	Frontier Communications Corp.	8.5000	4/15/2020	78,050
95,000	Intelsat Luxembourg SA	5.5000	8/1/2023	94,421
105,000	Koninklijke KPN NV	8.3750	10/1/2030	147,629
105,000	Level 3 Communications, Inc. (c)	5.7500	12/1/2022	105,656
400,000	Millicom International Cellular S.A.	6.6250	10/15/2021	418,000
370,000	Orange SA	2.7500	9/14/2016	378,106
200,000	Sixsigma Networks Mexico SA de CV (c)	8.2500	11/7/2021	202,900
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	416,500
105,000	Verizon Communications, Inc.	4.4000	11/1/2034	104,368
				3,797,517
	TOYS / GAMES / HOBBIES - 0.0%
120,000	Mattel, Inc.	2.5000	11/1/2016	122,521

	TRANSPORTATION - 0.0%
95,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	101,965

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
368,457	Fannie Mae Pool AL4292 (e)	4.5000	4/1/2026	398,074
197,842	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	210,713
402,543	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	452,414
				1,061,201
	U.S. GOVERNMENT OBLIGATIONS - 5.8%
1,320,000	United States Treasury Note	0.1250	4/30/2015	1,320,309
1,700,000	United States Treasury Note	0.2500	2/28/2015	1,700,464
1,880,000	United States Treasury Note	0.2500	3/31/2015	1,880,662
800,000	United States Treasury Note	0.2500	5/31/2015	800,531
1,100,000	United States Treasury Note	0.8750	11/30/2016	1,104,813
970,000	United States Treasury Note	1.0000	8/31/2016	977,274
960,000	United States Treasury Note	1.0000	9/30/2016	967,050
1,030,000	United States Treasury Note	1.0000	10/31/2016	1,037,404
920,000	United States Treasury Note	1.5000	6/30/2016	933,872
1,520,000	United States Treasury Note	1.7500	10/31/2020	1,513,231
980,000	United States Treasury Note	2.0000	8/31/2021	982,986
990,000	United States Treasury Note	2.0000	2/15/2023	986,287
870,000	United States Treasury Note	2.2500	3/31/2021	888,216
1,640,000	United States Treasury Note	2.7500	11/15/2023	1,726,484
1,280,000	United States Treasury Note	2.7500	11/15/2042	1,278,700
970,000	United States Treasury Note	3.1250	1/31/2017	1,018,349
610,000	United States Treasury Note	3.2500	3/31/2017	643,407
1,450,000	United States Treasury Note	3.6250	2/15/2044	1,706,356
				21,466,395

	TOTAL BONDS & NOTES (Cost - $231,243,645)			233,193,349

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Value
	TOTAL INVESTMENTS - 71.3% (Cost - $248,928,528) (g)					$ 263,767,236
	OTHER ASSETS LESS LIABILITIES - 28.7%					106,406,423
	NET ASSETS - 100.0%					$ 370,173,659

ABS - Asset Backed Security
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
MBS - Mortgage Backed Security
*	Non-Income bearing.
**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.
(a)	All or a portion of these investments is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2014.
(c)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration  to qualified institutional buyers. At December 31, 2014, these securities amounted to $43,234,639 or 11.68% of net assets.

(d)	Variable rate security; the rate shown represents the rate at December 31, 2014.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2014.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $249,077,473 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:			$ 17,639,690
			Unrealized Depreciation:			(2,949,927)
			Net Unrealized Depreciation:			$ 14,689,763

OPEN TOTAL RETURN SWAP CONTRACTS (a)
		Notional		Termination		Unrealized
	Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
	Barclays Bank PLC SWAP	##########	LIBOR + 1.20%	11/9/2016	Barclays Capital, Inc.	$ 1,021,839

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

AFES gains exposure to the global derivatives markets through the use of unaffiliated trading companies of Futures Evolution Ltd. (“FEL”).FEL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”). Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. AFES may redeem its shares in FEL on a biweekly basis.

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at December 31, 2014, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).   If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at December 31, 2014 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 11,413,914	$ -	$ 11,413,914
Structured Note	-	19,159,973	-	19,159,973
Bonds & Notes	-	233,193,349	-	233,193,349
Total Investments	$ -	$ 263,767,236	$ -	$ 263,767,236
Derivatives
Swaps	$ -	$ 1,021,839	$ -	$ 1,021,839
Total Assets	$ -	$ 264,789,075	$ -	$ 264,789,075

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%).

A summary of the Fund’s investment in AFES as follows:

	Inception Date of AFES	AFES Net Assets at December 31, 2014	% of Total Net Assets at December 31, 2014

AFES	October 31, 2011	$ 81,500,369	22.02%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2015

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2015